Investment Objectives and Goals - Prudentials Gibraltar Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is growth of capital to an extent compatible with a concern for preservation of principal. Current income, if any, is incidental.